Received SEC
JUN 29 2010
Washington, DC 20

NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

10013020

CERTARCA
001-15242

June 29, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Deutsche Bank Aktiengesellschaft
	Issuer CIK:	0001159508
	Issuer File Number:	001-15242
	Form 8-A Date:	6/29/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 2, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

PowerShares DB 3x Short 25+ Year Treasury Bond Exchange Traded Notes due May 31, 2040

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance